Shareholder Report, Line Graph (Details) 193976_Innovator International Developed Power Buffer ETF - November_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2025
Innovator International Developed Power Buffer ETF™ - November
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator International Developed Power Buffer ETF - November NAV
Accumulated Value	$ 11,750	$ 10,000	$ 13,485
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Net (USD)
Accumulated Value	12,297	10,000	$ 15,129
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Price (USD)
Accumulated Value	$ 11,977	$ 10,000	$ 14,362